Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from FHLB	$ 15,000	$ 17,500
Maturities, year from	2018
Maturities, year to	2019
Outstanding letters of credit with FHLB	$ 19,600	19,600
FHLB borrowings collateralized by residential mortgage loans	137,250	$ 102,150
FHLB maximum borrowing capacity	366,122
FHLB remaining borrowing capacity	$ 274,622
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from February 2018 through October 2019, fixed rates	1.50%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from February 2018 through October 2019, fixed rates	2.10%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from February 2018 through October 2019, fixed rates	1.70%